PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Due from suppliers	¥ 61,313	$ 9,397	¥ 5,957
Due from hospitals	831	127	406
Loan receivables	67,367	10,324	70,077
Advances to employees	3,654	560	4,271
Receivables from disposal of medical equipment	7,330	1,123	120
Interest receivable	157	24	2,891
Dividend receivable	766	117	766
Deductible value-added tax-current	37,015	5,673
Tax refund	222	34	14,466
Capital contribution of contingently redeemable noncontrolling interest	31,415	4,815
Others	15,501	2,376	4,927
Prepayments and other current assets, gross	225,571	34,570	103,881
Allowance for credit losses	(12,528)	(1,920)	(9,013)
Prepayments and other current assets	¥ 213,043	$ 32,650	¥ 94,868